Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 45,675	$ 66,663	$ 123,697	$ 210,516	$ 142,843	$ 62,112
Interest capitalized	5,791	5,600
Capitalized costs related to the computer system development costs	2,694	2,009
Impairment losses	0	0	0
Self-insurance reserves	23,509	23,189
Long-term deferred revenue	6,315	8,109
Revenue and related expense for bartered ticket transactions	19,628	19,734	17,149
Advertising and media costs	116,712	113,300	122,600
Number of reportable segment	1
Computer System Development Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Amounts Due From Third Party Credit Card Companies [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	15,076	13,165
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
FDIC insured amount	$ 250
Maximum [Member] | Animals [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Minimum [Member] | Animals [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	1 year